CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net income	$ 1,086		$ 4,615		$ 4,700
Adjustments:
Depreciation and amortization	62		58		54
Unrealized loss on derivative contract at fair value	0		218		(389)
Allowance for expected credit losses	500		0		0
Impairment loss for damaged inventory	16		0		0
Bad trade debts written off	2		0		0
Interest expense	103		33		46
Interest expense on finance lease	2		0		0
Interest expense on lease liability	5				2
Interest income	(88)		(56)		(53)
Total adjustments	1,688		4,868		4,360
Changes in operating assets:
Decrease/(increase) in inventories	1,624		(2,082)		241
(Increase)/decrease in margin deposits	571		559		(599)
(Increase)/decrease of accounts and other receivables	(10,808)		4,146		(11,140)
(Increase)/decrease in deferred offering costs	1,129		(1,129)		0
Increase/(decrease) in accounts and other payables, and accruals	8,253		(8,727)		10,433
Decrease in amount due from directors	0		0	[1]	(990)
Decrease in operating lease liabilities	(3)		0		0
Increase/(decrease) in income tax payable	(645)		419		910
Cash provided by/(used in) operating activities	1,809		(1,946)		3,215
Interest received	88		56		53
Purchase of property, plant and equipment	(296)		(14)		(11)
Cash provided by/(used in) investing activities	(208)		42		42
Amount due to related parties	0		0	[1]	(157)
Loan to a related party	(5,907)		0		0
Issuance of share capital	0	[1]	0	[1]	0
Dividend paid	0		(3,001)		0
Net proceeds from offering	3,151		0		0
Proceeds from bank borrowings	0		575		256
Proceeds from finance lease	144		0		0
Repayment of bank borrowings	(155)		(146)		(2,039)
Interest paid	(28)		(33)		(46)
Principal payment of finance lease	(14)		0		0
Principal payment of lease liabilities	0		(38)		(38)
Payment of interest on finance lease	(2)		0		0
Payment of interest on lease liabilities	0	[1]	0	[1]	(2)
Payment of interest on lease liabilities	0	[1]	0	[1]	2
Cash (used in)/provided by financing activities	(2,811)		(2,643)		(2,026)
Net change in cash and cash equivalents	(1,210)		(4,547)		1,231
Cash and cash equivalents as of beginning of the year	2,540		7,087		5,856
Cash and cash equivalents as of the end of the year	1,330		2,540		7,087
Supplementary Cash Flows Information
Cash refunded/(paid) for taxes	(791)		(499)		9
Operating lease asset obtained in exchange for operating lease obligations	150		0		0
Dividend that was offset against loan assumed by shareholder/director	$ 0		$ (671)		$ (2,051)

[1]	Denotes amount less than US$1,000